UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   November 1, 2002

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 78
Form 13F Information Table Value Total: 103,369

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Actel Corp                     Common Stocks    004934105     1053   101210 SH       SOLE                   101210
Altera                         Common Stocks    021441100      458    52876 SH       SOLE                    52876
Analog Devices                 Common Stocks    032654105      578    29347 SH       SOLE                    29347
Applied Films                  Common Stocks    038197109     1939   177200 SH       SOLE                   177200
Arkansas Best                  Common Stocks    040790107     1919    66880 SH       SOLE                    66880
Bear Stearns Companies         Common Stocks    073902108     2829    50160 SH       SOLE                    50160
Boston Properties              Common Stocks    101121101     1029    27650 SH       SOLE                    27650
Boyd Gaming Corp               Common Stocks    103304101     2826   151375 SH       SOLE                   151375
Brooks-PRI Automation          Common Stocks    11442E102      917    80325 SH       SOLE                    80325
Caremark RX Inc                Common Stocks    141705103     1962   115400 SH       SOLE                   115400
CEC Entertainment              Common Stocks    125137109     1222    35833 SH       SOLE                    35833
Celgene                        Common Stocks    151020104     1201    71325 SH       SOLE                    71325
Cendant                        Common Stocks    151313103     1707   158635 SH       SOLE                   158635
Cendant Cv Pf 7.75% '04        Conv Preferred   151313889      995    29450 SH       SOLE                    29450
Chicago Pizza & Brewery        Common Stocks    167889104     1648   239150 SH       SOLE                   239150
Christopher & Banks            Common Stocks    171046105     1419    56484 SH       SOLE                    56484
CMS Energy                     Common Stocks    125896100     1084   134516 SH       SOLE                   134516
Coastal Banc Conv Pfd          Conv Preferred   190428201      987    38800 SH       SOLE                    38800
Coherent                       Common Stocks    192479103     1448    79355 SH       SOLE                    79355
CSX Corp.                      Common Stocks    126408103     1398    52976 SH       SOLE                    52976
DHB Industries                 Common Stocks    23321E103      507   239275 SH       SOLE                   239275
DNP Select Income Fund Inc     Common Stocks    264324104      655    65745 SH       SOLE                    65745
Duke Energy 8.25%              Common Stocks    264399585      288    17630 SH       SOLE                    17630
Equity Residential             Common Stocks    29476L107      836    34905 SH       SOLE                    34905
First Industrial Realty Trust  Common Stocks    32054K103     1013    32685 SH       SOLE                    32685
Fossil                         Common Stocks    349882100     2180   108729 SH       SOLE                   108729
Foundry Networks               Common Stocks    35063R100      887   161925 SH       SOLE                   161925
Gabelli Eq Trust 7.25% Pref    Preferred Stocks 362397309      372    14435 SH       SOLE                    14435
Gadzooks                       Common Stocks    362553109      716   126725 SH       SOLE                   126725
Globespan Virata               Common Stocks    37957V106      760   322000 SH       SOLE                   322000
Guess Inc                      Common Stocks    401617105      799   186141 SH       SOLE                   186141
Humana                         Common Stocks    444859102     1966   158520 SH       SOLE                   158520
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1087  1389000 SH       SOLE                  1389000
International Rectifier        Common Stocks    460254105     2106   134820 SH       SOLE                   134820
ISIS Pharmaceuticals           Common Stocks    464330109     1621   164385 SH       SOLE                   164385
Jack in the Box                Common Stocks    466367109      240    10530 SH       SOLE                    10530
JNI Corp                       Common Stocks    46622G105      600   256425 SH       SOLE                   256425
Jones Apparel                  Common Stocks    480074103     1288    41970 SH       SOLE                    41970
Keithley Instruments           Common Stocks    487584104     1262   103907 SH       SOLE                   103907
Kemet Corp                     Common Stocks    488360108      847    99043 SH       SOLE                    99043
Lehman Brothers Holdings       Common Stocks    524908100     2277    46426 SH       SOLE                    46426
Ligand Pharmaceuticals         Common Stocks    53220K207     1955   287480 SH       SOLE                   287480
Lighthouse Opportunity Fund    Mutual Funds     742935794      275    27344 SH       SOLE                    27344
Lincare Holdings               Common Stocks    532791100     2139    68905 SH       SOLE                    68905
Merix Corp                     Common Stocks    590049102      774    95000 SH       SOLE                    95000
MIM Corporation                Common Stocks    553044108     1617   171065 SH       SOLE                   171065
Mitcham Industries             Common Stocks    606501104      412   284275 SH       SOLE                   284275
Multimedia Games               Common Stocks    625453105     1809    91875 SH       SOLE                    91875
National Oilwell               Common Stocks    637071101     1087    56100 SH       SOLE                    56100
Nautilus Group                 Common Stocks    63910B102      513    26300 SH       SOLE                    26300
Navigant International         Common Stocks    63935R108     1592   151600 SH       SOLE                   151600
Net IQ                         Common Stocks    64115P102      843    58125 SH       SOLE                    58125
Pacific Sunwear                Common Stocks    694873100     1876    92150 SH       SOLE                    92150
Plains All Amern Pipeline LP   Common Stocks    726503105     4623   190236 SH       SOLE                   190236
Pogo Producing                 Common Stocks    730448107     1691    49637 SH       SOLE                    49637
PracticeWorks                  Common Stocks    739419109     1724    99650 SH       SOLE                    99650
Public Storage pfd Q           Preferred Stocks 74460D711      332    12630 SH       SOLE                    12630
Quiksilver                     Common Stocks    74838C106     2180    96525 SH       SOLE                    96525
Reliant Energy Pfd A           Preferred Stocks 404202202      298    15075 SH       SOLE                    15075
Shaw Group                     Common Stocks    820280105     1754   123540 SH       SOLE                   123540
Shuffle Master                 Common Stocks    825549108     2025   108805 SH       SOLE                   108805
Southwest Airlines             Common Stocks    844741108     1276    97675 SH       SOLE                    97675
St. Mary Land & Exploration Co Common Stocks    792228108      664    27790 SH       SOLE                    27790
Stelmar Shipping               Common Stocks    V8726M103      616    42425 SH       SOLE                    42425
SWS Group                      Common Stocks    78503N107     1493   121842 SH       SOLE                   121842
Sycamore Networks              Common Stocks    871206108      773   328825 SH       SOLE                   328825
Synopsys                       Common Stocks    871607107     1616    42360 SH       SOLE                    42360
Sypris Solutions               Common Stocks    871655106     1143   105350 SH       SOLE                   105350
Tenet Healthcare Corporation   Common Stocks    88033G100     2335    47163 SH       SOLE                    47163
Trikon Technologies            Common Stocks    896187101     1944   342167 SH       SOLE                   342167
Ultra Petroleum                Common Stocks    903914109     2045   244900 SH       SOLE                   244900
Universal Display              Common Stocks    91347P105      772   128425 SH       SOLE                   128425
Univision Communications       Common Stocks    914906102     1468    64400 SH       SOLE                    64400
UNUM Provident                 Common Stocks    91529Y106     1536    75479 SH       SOLE                    75479
Utilities HOLDRs Trust         Common Stocks    918019100 1215.321    19300 SH       SOLE                    19300
Valero 7.75% '03 PEPS          Conv Preferred   91821D107 1262.738    55750 SH       SOLE                    55750
Vornado Realty Pfd C           Preferred Stocks 929042406 687.2814    26910 SH       SOLE                    26910
Westport Res Conv Pfd          Conv Preferred   961418209     2078   103900 SH       SOLE                   103900